Cover Page	Mar. 12, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 12, 2024
Entity Registrant Name	CURO GROUP HOLDINGS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38315
Entity Tax Identification Number	90-0934597
Entity Address, Address Line One	200 W Hubbard Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	470-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	N/A (1)
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001711291
Entity Address, Address Line Two	8th Floor